Cover Page	Apr. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2021
Entity Central Index Key	0000779152
Entity Registrant Name	HENRY JACK & ASSOCIATES INC
Entity Incorporation, State or Country Code	DE
Entity File Number	0-14112
Entity Tax Identification Number	43-1128385
Entity Address, Address Line One	663 Highway 60, P.O. Box 807
Entity Address, City or Town	Monett
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	65708
City Area Code	417
Local Phone Number	235-6652
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	JKHY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false